Long Term Debt and Notes Payable (Details 2) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of future annual principal payments
2013		$ 375,564
2014		420,954
2015		74,321
2016		6,848
2017		7,322
Thereafter		148,961
Total	$ 330,505	$ 218,970	$ 502,057